Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	SCT Total Compensation for PEO ($)	Compensation Actually Paid to PEO ($)	Average SCT Total Compensation for Non-PEOs ($)	Average Compensation Actually Paid to Non-PEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (in Millions $)	Diluted Earnings Per Share
					TSR ($)	Peer Group TSR ($)
2022	7,280,840	5,204,275	1,595,700	1,425,597	107.5	89.0	146.3	$2.71
2021	3,104,142	4,809,004	1,194,019	1,231,131	147.3	116.6	139.6	$2.77
2020	3,489,504	4,166,758	1,254,244	1,451,544	93.7	86.4	73.9	$1.48

Company Selected Measure Name	Diluted Earnings Per Share
Named Executive Officers, Footnote [Text Block]	Mr. Holland served as the PEO for each of the years presented above. The non-PEO NEOs included for purposes of calculating the average non-PEO NEO compensation in each applicable year are as follows: (i) for 2022, Terry S. Earley, James Recer, Clay Riebe, LaVonda Renfro and Angela Harper; (ii) for 2021, Terry S. Earley, James Recer, Clay Riebe and LaVonda Renfro; and (iii) for 2020, Terry S. Earley, Jeff Kesler, Jon Heine and Clay Riebe.
Peer Group Issuers, Footnote [Text Block]	In addition, the table compares our Total Shareholder Return (”TSR”) against peer group TSR, using KBW Nasdaq Regional Banking Index as our peer group, which peer group was used for all three years disclosed below.
PEO Total Compensation Amount	$ 7,280,840	$ 3,104,142	$ 3,489,504
PEO Actually Paid Compensation Amount	$ 5,204,275	4,809,004	4,166,758
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate the CAP for the PEO, the following amounts were deducted from or added to the SCT total compensation:

Year	SCT Total Compensation for PEO	Deductions from SCT Total[1,2]	Additions to SCT Total[2]	CAP to PEO

2022	$7,280,840	$(5,529,257)	$3,452,692	$5,204,275
2021	$3,104,142	$(928,423)	$2,633,285	$4,809,004
2020	$3,489,504	$(1,895,596)	$2,572,850	$4,166,758

[1] Represents grant date fair value of equity based awards granted each year and deductions to SCT for equity award adjustments for 2022 which includes the one-time retention award for 150,000 time-based RSUs granted on July 1, 2022.
[2] Represents the value of equity calculated (deduction/addition) in accordance with the SEC methodology for determining CAP for each of year show in the table below:

Year	Fair Value of Current Year Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Period Year of Equity Awards that Failed to Meet Vesting Condition in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	(Deductions) Additions to SCT Total for Equity Award Adjustments

2022	$4,534,077	$(1,629,851)	$—	$548,466	$—	$—	$3,452,692
2021	$677,493	$1,990,492	$—	$(34,700)	$—	$—	$2,633,285
2020	$2,629,355	$(129,805)	$—	$73,300	$—	$—	$2,572,850

Non-PEO NEO Average Total Compensation Amount	$ 1,595,700	1,194,019	1,254,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,425,597	1,231,131	1,451,544
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the CAP for the non-PEO's, the following amounts were deducted from or added to the SCT total compensation:

Year	SCT Total Compensation for Non-PEO	Deductions from SCT Total[1,2]	Additions to SCT Total[2]	CAP to Non-PEO

2022	$1,595,700	$(870,838)	$700,735	$1,425,597
2021	$1,194,019	$(242,832)	$279,944	$1,231,131
2020	$1,254,244	$(517,738)	$715,038	$1,451,544

[1] Represents grant date fair value of equity based awards granted each year and deductions to SCT for equity award adjustments for 2022.
[2] Represents the value of equity calculated (deduction/addition) in accordance with the SEC methodology for determining CAP for each of year show in the table below:

Year	Fair Value of Current Year Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Period Year of Equity Awards that Failed to Meet Vesting Condition in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	(Deductions) Additions to SCT Total for Equity Award Adjustments

2022	$649,725	$(105,670)	$—	$156,680	$—	$—	$700,735
2021	$189,373	$117,560	$—	$(26,989)	$—	$—	$279,944
2020	$722,887	$(42,262)	$—	$34,413	$—	$—	$715,038

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the CEO) is generally aligned with the Company’s cumulative TSR over the three years presented in the table (dollars in millions).

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income

As shown in the chart below, the Company’s net income has steadily increased while the PEO and non-PEO NEOs’ CAP has varied significantly each year. This is due to the emphasis the Company places on equity incentives, which are sensitive to changes in stock prices.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The charts below describe the relationship between compensation actually paid to our PEO and non-PEO NEOs (as calculated above) and our financial and stock performance. As noted below, the Company's 3-year cumulative TSR outperformed the companies included in the industry index (dollars in millions).

Tabular List [Table Text Block]

Diluted Earnings Per Share
Total Shareholder Return
Pre-Tax Pre-Provision Return on Average Assets
Return on Average Tangible Common Equity

Total Shareholder Return Amount	$ 107.5	147.3	93.7
Peer Group Total Shareholder Return Amount	89.0	116.6	86.4
Net Income (Loss)	$ 146,300,000	$ 139,600,000	$ 73,900,000
Company Selected Measure Amount	2.71	2.77	1.48
PEO Name	Mr. Holland
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Compensation Actually Paid and Diluted Earnings Per Share

As demonstrated by the following graph, the amount of compensation actually paid to Company’s PEO and the average amount of compensation actually paid to the Company’s non-PEO NEOs as a group is generally aligned with the Company’s diluted earnings per share over the three years presented in the table.

Measure Name	Diluted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Pre-Provision Return on Average Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Tangible Common Equity
PEO [Member] | Deductions from Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,529,257)	$ (928,423)	$ (1,895,596)
PEO [Member] | Additions to Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,452,692	2,633,285	2,572,850
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,534,077	677,493	2,629,355
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,629,851)	1,990,492	(129,805)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	548,466	(34,700)	73,300
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Deductions from Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(870,838)	(242,832)	(517,738)
Non-PEO NEO [Member] | Additions to Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	700,735	279,944	715,038
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	649,725	189,373	722,887
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(105,670)	117,560	(42,262)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	156,680	(26,989)	34,413
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0